STOCK-BASED COMPENSATION - Status of restricted stock (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Fair Value per Share	$ 6.45
Restricted shares
Outstanding Restricted Shares, Number	130,400
Outstanding balance	130,400	320,800	821,644
Restricted shares | Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Number	130,400
Outstanding Restricted Shares, Fair Value per Share	$ 0.14